Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Changes in Standardized Measure of Discounted Future Net Cash Flows	12 Months Ended
Dec. 31, 2020
Extractive Industries [Abstract]
Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Changes in Standardized Measure of Discounted Future Net Cash Flows
Changes in Standardized Measure of Discounted Future Net Cash Flows
Changes in the standardized measure of discounted net cash flows for the Group for each of the years ended December 31, 2020, 2019 and 2018 are as follows:

	Year Ended December 31,
	2020	2019	2018
	RMB	RMB	RMB
The Group
Beginning of the year	1,325,069	1,382,066	1,024,526
Sales and transfers of oil and gas produced, net of production costs	(215,390)	(303,222)	(308,217)
Net changes in prices and production costs and other	(358,008)	(87,046)	510,325
Extensions, discoveries and improved recovery	112,834	134,631	129,824
Development costs incurred	39,238	53,450	39,725
Revisions of previous quantity estimates	(138,772)	(17,380)	10,018
Accretion of discount	146,137	149,693	103,225
Net change in income taxes	156,122	12,877	(127,360)
Net change due to purchases and sales of minerals in place	(4,949)	—	—

End of the year	1,062,281	1,325,069	1,382,066